UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.   20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999

Check here if Amendment [    ] ; Amendment Number : ______________
	This Amendment  (Check only one.) :  	[   ]  is a restatement.
						[   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report :

Name:			CRA Real Estate Securities, LP
Address:		259 N. Radnor-Chester Road Suite 205
			Radnor, PA  19087

Form 13F 	File Number: 		28-6044

The institutional investment manager filing this report and the person by whom it is signing hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		T. Ritson Ferguson
Title:		President
Phone:		610-995-8902

Signature, Place, and Date of Signing:

    T. Ritson Ferguson		Radnor, PA  			11/12/99






Report Type (Check only one.):

[ X ] 	13F HOLDINGS REPORT.

[     ]	13F NOTICE.

[     ] 	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.






Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 		1

Form 13F Information Table Entry Total:	79

Form 13F Information Table Value Total: 	$ 1,282,847
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.		Form 13F File Number			Name


1		28-2437				Strategic Investment Management


























                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB Property Corp.             COM              00163T109    21720  1025121 SH       SOLE                   875621            149500
                                                               860    40600 SH       DEFINED 01              40600
American Real Estate Investmen COM              029166105    11603   703196 SH       SOLE                   669796             33400
Apartment Investors Management COM              03748R101    49594  1296579 SH       SOLE                  1131779            164800
                                                              1717    44900 SH       DEFINED 01              44900
Archstone Communities Trust    COM              039581103    27247  1379600 SH       SOLE                  1170400            209200
Arden Realty Inc               COM              039793104    24423  1122880 SH       SOLE                   969880            153000
                                                               964    44300 SH       DEFINED 01              44300
AvalonBay Communities Inc      COM              053484101    65593  1936346 SH       SOLE                  1681879            254467
                                                              1947    57463 SH       DEFINED 01              57463
BRE Properties                 COM              05564E106    23007   961126 SH       SOLE                   820326            140800
                                                               926    38700 SH       DEFINED 01              38700
Bradley Real Estate Inc        COM              104580105    29369  1598279 SH       SOLE                  1383979            214300
                                                              1040    56600 SH       DEFINED 01              56600
Burnham Pac. Props.            COM              12232C108     1461   138300 SH       SOLE                   138300
CBL and Associates Properties  COM              124830100      887    36300 SH       SOLE                    36300
Camden Property Trust          COM              133131102    47870  1781211 SH       SOLE                  1552311            228900
                                                              1680    62500 SH       DEFINED 01              62500
CarrAmerica Realty Corp        COM              144418100    50899  2320162 SH       SOLE                  2034462            285700
                                                              1753    79900 SH       DEFINED 01              79900
Developers Diversified Realty  COM              251591103    37742  2695851 SH       SOLE                  2366651            329200
                                                              1324    94600 SH       DEFINED 01              94600
Duke-Weeks Realty Corp         COM              264411505    43621  2236996 SH       SOLE                  1952196            284800
                                                              1505    77200 SH       DEFINED 01              77200
Equity Office                  COM              294741103    51763  2226392 SH       SOLE                  1904078            322314
                                                              1761    75758 SH       DEFINED 01              75758
Equity Residential Properties  COM              29476L107    61694  1455899 SH       SOLE                  1264749            191150
                                                              2026    47800 SH       DEFINED 01              47800
Federal Realty Investment Trus COM              313747206     2544   121500 SH       SOLE                   121500
Felcor Lodging Trust, Inc.     COM              31430F101    11963   683600 SH       SOLE                   561600            122000
Gables Residential Trust       COM              362418105    15214   633930 SH       SOLE                   584130             49800
                                                               674    28100 SH       DEFINED 01              28100
General Growth Properties Inc  COM              370021107    30462   967062 SH       SOLE                   846062            121000
                                                              1049    33300 SH       DEFINED 01              33300
Highwoods Properties Inc       COM              431284108    67226  2598118 SH       SOLE                  2276018            322100
                                                              2163    83600 SH       DEFINED 01              83600
Host Marriott Corp             COM              44107P104    23746  2499544 SH       SOLE                  2142704            356840
                                                               850    89450 SH       DEFINED 01              89450
JDN Realty Corp                COM              465917102    31869  1554557 SH       SOLE                  1375757            178800
                                                              1141    55650 SH       DEFINED 01              55650
Kilroy Realty Corp             COM              49427F108    26359  1247727 SH       SOLE                  1068127            179600
                                                              1185    56100 SH       DEFINED 01              56100
Kimco Realty Corp.             COM              49446R109    24083   673653 SH       SOLE                   578453             95200
                                                               915    25600 SH       DEFINED 01              25600
Liberty Property Trust         COM              531172104    36728  1618860 SH       SOLE                  1413360            205500
                                                              1618    71300 SH       DEFINED 01              71300
Macerich Co                    COM              554382101      967    41800 SH       SOLE                    41800
Mack-Cali Realty               COM              554489104    20563   766950 SH       SOLE                   661150            105800
                                                               791    29500 SH       DEFINED 01              29500
MeriStar Hospitality Corp.     COM              58984Y103     1137    73936 SH       SOLE                    58936             15000
PS Business Parks Inc.         COM              69360J107    13923   535511 SH       SOLE                   454411             81100
Pan Pacific Retail Properties  COM              69806L104      717    42000 SH       SOLE                    42000
Post Properties                COM              737464107    37489   953612 SH       SOLE                   836912            116700
                                                              1215    30900 SH       DEFINED 01              30900
Prentiss Properties Trust      COM              740706106    55677  2509394 SH       SOLE                  2199494            309900
                                                              1866    84100 SH       DEFINED 01              84100
Prologis Trust                 COM              743410102    22767  1206203 SH       SOLE                  1050603            155600
                                                               914    48400 SH       DEFINED 01              48400
Public Storage Inc             COM              74460D109    24738   982143 SH       SOLE                   843643            138500
                                                               982    39000 SH       DEFINED 01              39000
Regency Realty Corp            COM              758939102    16984   808760 SH       SOLE                   728360             80400
                                                               418    19900 SH       DEFINED 01              19900
Rouse Co.                      COM              779273101    20663   898400 SH       SOLE                   769100            129300
Simon Property Group Inc       COM              828806109    41790  1862490 SH       SOLE                  1627786            234704
                                                              1382    61592 SH       DEFINED 01              61592
Spieker Properties Inc         COM              848497103    23175   668091 SH       SOLE                   575291             92800
                                                               871    25100 SH       DEFINED 01              25100
Starwood Lodging Trust         COM              85590A203    40148  1799380 SH       SOLE                  1612786            186594
                                                              1371    61459 SH       DEFINED 01              61459
TriNet Corp.                   COM              896287109    19779   830600 SH       SOLE                   707700            122900
                                                               783    32900 SH       DEFINED 01              32900
Trizec Hahn Corp               COM              896938107    20826  1099700 SH       SOLE                   969400            130300
Urban Shopping Centers Inc     COM              917060105    24486   840723 SH       SOLE                   726423            114300
                                                               871    29900 SH       DEFINED 01              29900
Vornado Realty Trust           COM              929042109    19058   586400 SH       SOLE                   496200             90200
Walden Residential Prop        COM              931210108     1686    77300 SH       SOLE                    77300
Weingarten Rlty.               COM              948741103      785    21000 SH       SOLE                    21000
Simon Property Group Preferred PFD CV           828806406    15753   223242 SH       SOLE                   223242
Walden Residential Preferred   PFD CV           931210603     2487   163073 SH       DEFINED 01             163073